Pro Forma Financial Information (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Historical
Revenues
Cost of revenues
Gross profit
General and administrative	130,769	130,769
Depreciation and amortization	450	450
Total operating expenses	131,219	131,219
Loss from operations	(131,219)	(131,219)
Other income (expense):
Interest and finance charges	(10,768)	(10,768)
Interest and finance charges - related parties	(25,312)	(25,312)
Loss on conversion of notes payable - related parties	(92,758)	(92,758)
Induced conversion expense	(25,402)	(25,402)
Loss on disposal of assets	(110)	(110)
Other expenses
Total other income (expense)	(154,350)	(154,350)
Loss from operations	(285,569)	(285,569)
Less loss attributable to noncontrolling interest	(14)	(14)
Net loss before income taxes	(285,555)	(285,555)
Income taxes
Net loss attributable to common shareholders	(285,555)	(285,555)
Loss per common share, basic and diluted:	$ (0.01)	$ (0.01)
Weighted average number of shares outstanding - basic and diluted	54,443,649	54,443,649
Pro Forma Adjustment
Revenues	2,860,429	2,875,579
Cost of revenues	2,362,245	2,339,789
Gross profit	498,184	535,790
General and administrative	517,813	548,380
Depreciation and amortization	1,245
Total operating expenses	519,058	548,380
Loss from operations	(20,874)	(12,590)
Other income (expense):
Interest and finance charges	(1,437)	(124)
Interest and finance charges - related parties
Loss on conversion of notes payable - related parties
Induced conversion expense
Loss on disposal of assets
Other expenses	10,146	1,945
Total other income (expense)	8,709	1,821
Loss from operations	(12,165)	(10,769)
Less loss attributable to noncontrolling interest
Net loss before income taxes	(12,165)	(10,769)
Income taxes
Net loss attributable to common shareholders	(12,165)	(10,769)
Pro Forma
Revenues	195,067	195,067
Cost of revenues
Gross profit	195,067	195,067
General and administrative	195,067	195,067
Depreciation and amortization	1,471	1,471
Total operating expenses	196,538	196,538
Loss from operations	(1,471)	(1,471)
Other income (expense):
Interest and finance charges	(14,707)	(14,707)
Interest and finance charges - related parties	(18,241)	(18,241)
Loss on conversion of notes payable - related parties
Induced conversion expense	(6,076)	(6,076)
Loss on disposal of assets
Other expenses	(47)	(47)
Total other income (expense)	(39,071)	(39,071)
Loss from operations	(40,542)	(40,542)
Less loss attributable to noncontrolling interest	(13)	(13)
Net loss before income taxes	(40,529)	(40,529)
Income taxes
Net loss attributable to common shareholders	$ (40,529)	$ (40,529)
Loss per common share, basic and diluted:	$ 0.00	$ 0.00
Weighted average number of shares outstanding - basic and diluted	47,915,734	47,915,734